Harbor Capital Appreciation Fund
Harbor Capital Appreciation Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Capital Appreciation Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[2]	0.10%	0.10%	0.22%	0.05%
Total Annual Fund Operating Expenses	[2]	0.70%	0.95%	1.07%	0.65%
Fee Waiver	[1],[2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1],[2],[3]	0.65%	0.90%	1.02%	0.60%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and $20 billion and 0.53% on assets over $20 billion through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.
[3]	After Fee Waiver

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Harbor Capital Appreciation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	66	218	383	862
Administrative Class	92	297	519	1,158
Investor Class	104	334	584	1,298
Retirement Class	61	202	356	802

Expense Example, No Redemption - Harbor Capital Appreciation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	66	218	383	862
Administrative Class	92	297	519	1,158
Investor Class	104	334	584	1,298
Retirement Class	61	202	356	802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 37%.
Principal Investment Strategy
Principal Style Characteristics: Mid to large cap growth stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:
  Superior absolute and relative earnings growth
  Superior sales growth, improving sales momentum and high levels of unit growth
  High or improving profitability
  Strong balance sheets
In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:
  Strong market position with a defensible franchise
  Unique marketing competence
  Strong research and development leading to superior new product flow
  Capable and disciplined management
The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Mid Cap Risk: The Fund’s performance may be more volatile because it invests in mid cap stocks. Mid cap companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared with those of the Fund’s benchmark index and other comparative indices, which have investment characteristics similar to those of the Fund. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.08%	Q1 2012
Worst Quarter	-20.75%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
Average Annual Total Returns - Harbor Capital Appreciation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class		10.99%	14.35%	8.38%	11.45%	Dec. 29, 1987
Institutional Class | After Taxes on Distributions		9.30%	13.48%	7.94%		Dec. 29, 1987
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		7.62%	11.50%	6.83%		Dec. 29, 1987
Administrative Class		10.72%	14.06%	8.11%	9.73%	Nov. 01, 2002
Investor Class		10.58%	13.92%	7.97%	9.56%	Nov. 01, 2002
Retirement Class	[1]	10.99%	14.35%	8.38%	11.45%	Mar. 01, 2016
Russell 1000® Growth (reflects no deduction for fees, expenses or taxes)		5.67%	13.53%	8.53%	9.91%	Dec. 29, 1987
S&P 500 (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	10.27%	Dec. 29, 1987
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.